Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	REINVENT TECHNOLOGY PARTNERS Y
Entity Central Index Key	0001828108
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Emerging Growth Company	true
Entity Ex Transition Period	false